SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details 2) - Stock options [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Statement [Line Items]
Risk-free interest rate	2.80%	3.51%
Expected dividend yield	0.00%	0.00%
Expected warrant life (years)	5 years	5 years
Expected stock price volatility	60.28%	60.73%
Expected forfeiture rate	13.00%	15.00%
Weighted average fair value	$ 1.06	$ 0.43